MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2014
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities and Accrued Interest Disclosure [Text Block]
NOTE 4:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of held to maturity marketable securities:

	December 31, 2013
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing within one year	$15,438	$35	$-	$15,473
Accrued interest	268	-	-	268

	$15,706	$35	$-	$15,741

The following is a summary of available for sale marketable securities:

	December 31, 2014
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing between one to five years	$59,072	$12	$(400)	$58,684
Accrued interest	543	-	-	543

	$59,615	$12	$(400)	$59,227

These investments were issued by highly rated corporations. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Group's investment. As of December 31, 2013 and 2014, the Group did not have any investment in marketable securities that was in an unrealized loss position for a period of twelve months or greater. Since the Group had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Group did not consider these investments to be other-than-temporarily impaired as of December 31, 2014. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing observable market inputs.